Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
It is the policy of the board of directors and the compensation committee to not take material, non-public
information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
We generally make awards on
pre-determined
dates in accordance with our equity award grant policy. Typically, annual equity awards to eligible employees, including our executive officers, are made on the first trading day of the month following approval of such awards, which approval generally occurs at the regularly-scheduled board of directors or compensation committee (as applicable) meeting in February. Annual awards to members of our board of directors are made on the date of our annual meeting of stockholders, and awards to new hires or in connection with a promotion are generally made on the first trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable, except that new hire executive grants are generally made as of the date of hire. During 2024, we did not grant stock options to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form
10-K,
10-Q
or
8-K
that discloses material nonpublic information.

Award Timing Method	Annual awards to members of our board of directors are made on the date of our annual meeting of stockholders, and awards to new hires or in connection with a promotion are generally made on the first trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable, except that new hire executive grants are generally made as of the date of hire. During 2024, we did not grant stock options to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form
10-K,
10-Q
or
8-K
that discloses material nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false